Expense Example, No Redemption (USD $)	12 Months Ended
Sep. 30, 2013
Vanguard Capital Opportunity Fund - Investor Shares | Vanguard Capital Opportunity Fund
Expense Example, No Redemption:
1 YEAR	$ 49
3 YEAR	154
5 YEAR	269
10 YEAR	604
Vanguard Strategic Equity Fund - Investor Shares | Vanguard Strategic Equity Fund
Expense Example, No Redemption:
1 YEAR	30
3 YEAR	93
5 YEAR	163
10 YEAR	368
Vanguard Global Equity Fund - Investor Shares | Vanguard Global Equity Fund
Expense Example, No Redemption:
1 YEAR	62
3 YEAR	195
5 YEAR	340
10 YEAR	762
Vanguard Strategic Small-Cap Equity Fund - Investor Shares | Vanguard Strategic Small-Cap Equity Fund
Expense Example, No Redemption:
1 YEAR	42
3 YEAR	132
5 YEAR	230
10 YEAR	518
Vanguard Capital Opportunity Fund - Admiral Shares | Vanguard Capital Opportunity Fund
Expense Example, No Redemption:
1 YEAR	42
3 YEAR	132
5 YEAR	230
10 YEAR	$ 518